Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Placement of shares
Statement Line Items [Line Items]
Net of issuance costs	$ 187	$ 422	$ 286
Public offering
Statement Line Items [Line Items]
Net of issuance costs	$ 840